CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS - SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - USD ($)	Dec. 31, 2024	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash and cash equivalents	$ 28,827,347	$ 1,121,150	$ 35,242,363	$ 14,988,112	$ 17,360,353
In COP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash and cash equivalents	1,619,998		1,445,179
In CRC
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash and cash equivalents	10,464		6,599
In PEN
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash and cash equivalents	611,247		479,057
In USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash and cash equivalents	$ 26,585,638		$ 33,311,528